Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]		¥ 3,824,018
Charge for the year		$ 62,821	420,277	¥ 431,567	[1]	¥ 465,093	[1]
Impairment loss		4,510	30,173	20,845	[1]	3,297	[1]
Ending balance		561,508	3,756,542	3,824,018	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			8,071,881	8,058,169
Additions			405,895	261,433
Disposal of subsidiary				155,850
Disposals			40,030	22,573
Write-off			65,305	73,757
Translation difference			4,195	4,459
Ending balance			8,376,636	8,071,881		8,058,169
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(4,247,863)	(3,930,984)
Charge for the year			440,965	431,567
Disposal of subsidiary				(51,006)
Disposals			(35,613)	(18,601)
Write-off			(64,040)	(68,075)
Impairment loss			30,173	20,845
Translation difference			(746)	(2,149)
Ending balance			(4,620,094)	(4,247,863)		(3,930,984)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			13,509
Ending balance		2,082	13,931	13,509
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			13,993	13,730
Translation difference			437	263
Ending balance			14,430	13,993		13,730
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(484)	(467)
Translation difference			(15)	(17)
Ending balance			(499)	(484)		(467)
Leasehold land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,631,418
Ending balance		235,307	1,574,225	1,631,418
Leasehold land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,322,868	2,351,646
Additions			2,971	1,109
Disposal of subsidiary				107,632
Disposals			2,203	3,310
Transfers			16,845	81,486
Write-off			185	2,385
Translation difference			2,249	1,954
Ending balance			2,342,545	2,322,868		2,351,646
Leasehold land, buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(691,450)	(642,286)
Charge for the year			77,783	78,347
Disposal of subsidiary				(26,031)
Disposals			(1,005)	(1,879)
Write-off			(183)	(1,377)
Translation difference			(275)	(104)
Ending balance			(768,320)	(691,450)		(642,286)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			280,041
Ending balance		70,281	470,188	280,041
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			281,096	336,151
Additions			359,574	226,977
Disposals			2,258
Transfers			(167,900)	(280,358)
Write-off			1,056	1,674
Translation difference			732
Ending balance			470,188	281,096		336,151
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(1,055)
Write-off			(1,055)
Impairment loss				1,055
Ending balance				(1,055)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,798,122
Ending balance		238,071	1,592,718	1,798,122
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			5,156,834	5,049,756
Additions			12,465	7,464
Disposal of subsidiary				35,490
Disposals			26,142	10,064
Transfers			151,055	198,872
Write-off			55,709	53,792
Translation difference			199	88
Ending balance			5,238,702	5,156,834		5,049,756
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(3,358,712)	(3,089,199)
Charge for the year			338,132	325,979
Disposal of subsidiary				(15,040)
Disposals			(26,471)	(10,191)
Write-off			(54,686)	(51,087)
Impairment loss			30,173	19,790
Translation difference			(124)	(62)
Ending balance			(3,645,984)	(3,358,712)		(3,089,199)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			58,428
Ending balance		8,899	59,537	58,428
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			179,954	192,461
Additions			20,671	16,763
Disposal of subsidiary				12,473
Disposals			4,510	3,718
Write-off			3,512	15,307
Translation difference			485	2,228
Ending balance			193,088	179,954		192,461
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(121,526)	(124,831)
Charge for the year			18,832	21,202
Disposal of subsidiary				(9,695)
Disposals			(3,582)	(1,798)
Write-off			(3,512)	(15,012)
Translation difference			(287)	(1,998)
Ending balance			(133,551)	(121,526)		(124,831)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			42,500
Ending balance		$ 6,868	45,943	42,500
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			117,136	114,425
Additions			10,214	9,120
Disposal of subsidiary				255
Disposals			4,917	5,481
Write-off			4,843	599
Translation difference			93	(74)
Ending balance			117,683	117,136		114,425
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(74,636)	(74,201)
Charge for the year			6,218	6,039
Disposal of subsidiary				(240)
Disposals			(4,555)	(4,733)
Write-off			(4,604)	(599)
Translation difference			(45)	32
Ending balance			¥ (71,740)	¥ (74,636)		¥ (74,201)

[1]	Restated